Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Debt
Schedule of Long term debt facility balance

Amount
Balance, December 31, 2019	$19,691,220
Capitalized interest	1,016,577
Capitalized success fee	478,333
Advance	226,000
Loss on modification of long-term debt	1,140,320
Transaction cost	(217,500)
Accretion	567,006
Balance, December 31, 2020	$22,901,956
Advances	944,787
Repayments	(13,773,470)
Principal repayments	(10,000,000)
Gain on repayment of long-term debt	(39,502)
Gain on settlement of long-term debt	(11,991)
Accretion	(21,780)
Balance, December 31, 2021	-
Current portion of long-term debt	-
Long-term debt	$-

Schedule of term credit balance

The following tables shows the movement of the Term Credit balance during the year:

Amount
Balance, December 31, 2020	$-
Advances	10,000,000
Transaction costs	(325,183)
Accretion	7,050
Balance, December 31, 2021	9,681,868
Current portion of long-term debt	2,000,000
Long-term debt	$7,681,867